UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22417

Destra Investment Trust
(Exact name of registrant as specified in charter)

One North Wacker, 48th Floor
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Derek Mullins
One North Wacker, 48th Floor
Chicago, IL 60606
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-312-843-6161

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

DESTRA DIVIDEND TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
June 30, 2015 (unaudited)

Number
of
Shares	Description	Fair Value

	Common Stocks - 99.9%

	Consumer Discretionary - 4.2%
54,244	Coach, Inc.	$1,877,385
33,046	GameStop Corp. - Class A	1,419,656
		3,297,041
	Consumer Staples - 2.1%
20,648	Procter & Gamble Co. (The)	1,615,500

	Energy - 24.4%
43,471	Energy Transfer Equity LP	2,789,534
43,177	Energy Transfer Partners LP	2,253,839
79,235	Enterprise Products Partners LP	2,368,334
20,870	Golar LNG Ltd. (Bermuda)	976,716
65,278	Kinder Morgan, Inc.	2,506,022
26,718	MarkWest Energy Partners LP	1,506,361
24,391	ONEOK Partners LP	829,294
54,546	Plains All American Pipeline LP	2,376,569
24,385	Spectra Energy Corp.	794,951
45,124	The Williams Cos., Inc.	2,589,666
		18,991,286
	Financials - 16.8%
49,384	Ares Capital Corp.	812,861
17,222	Bank of Montreal (Canada)	1,020,920
29,014	Digital Realty Trust, Inc.	1,934,654
28,760	HCP, Inc.	1,048,877
37,413	Host Hotels & Resorts, Inc.	741,900
52,939	Lamar Advertising Co. - Class A	3,042,934
19,004	OMEGA Healthcare Investors, Inc.	652,407
26,639	Senior Housing Properties Trust	467,514
101,914	Weyerhaeuser Co.	3,210,291
		12,932,358
	Health Care - 15.8%
31,560	AbbVie, Inc.	2,120,516
40,043	GlaxoSmithKline PLC, ADR (United Kingdom)	1,667,791
25,451	Johnson & Johnson	2,480,455
42,080	Merck & Co., Inc.	2,395,614
18,919	Novartis AG, ADR (Switzerland)	1,860,494
50,054	Pfizer, Inc.	1,678,311
		12,203,181
	Industrials - 5.4%
22,143	Eaton Corp. PLC	1,494,431
101,514	General Electric Co.	2,697,227
		4,191,658
	Information Technology - 12.8%
99,972	Cisco Systems, Inc.	2,745,231
42,334	Maxim Integrated Products, Inc.	1,463,698
29,778	Microchip Technology, Inc.	1,412,222
51,921	Microsoft Corp.	2,292,312
24,912	Seagate Technology PLC	1,183,320
109,346	STMicroelectronics NV - NY Shares (Switzerland)	887,890
		9,984,673
	Materials - 5.6%
43,366	Domtar Corp.	1,795,352
24,536	LyondellBasell Industries NV - Class A	2,539,967
		4,335,319
	Telecommunication Services - 5.9%
49,630	AT&T, Inc.	1,762,858
14,422	BCE, Inc. (Canada)	612,935
17,901	Verizon Communications, Inc.	834,366
37,159	Vodafone Group PLC, ADR (United Kingdom)	1,354,445
		4,564,604
	Utilities - 6.9%
37,556	American Water Works Co., Inc.	1,826,348
	–	–
Number
of
Shares	Description	Fair Value

	Utilities (continued)
22,366	National Grid PLC, ADR (United Kingdom)	$1,444,173
44,540	NiSource, Inc.	2,030,579
		5,301,100
	Total Common Stocks
	(Cost $69,805,523)	77,416,720

	Money Market Mutual Funds - 0.5%
365,021	Fidelity Institutional Money Market Prime Money Market Portfolio - Institutional CL, 0.05% (a)
	(Cost $365,021)	365,021

	Total Investments - 100.4%
	(Cost $70,170,544)	77,781,741
	Liabilities in excess of other Assets - (0.4%)	(339,260)
	Net Assets - 100.0%	$77,442,481

		% of
Summary by Country	Fair Value	Net Assets
Bermuda	$976,716	1.20%
Canada	1,633,855	2.1
Switzerland	2,748,384	3.5
United Kingdom	4,466,409	5.8
United States	67,956,377	87.8
Total Investments	77,781,741	100.4
Liabilities in excess of other Assets	(339,260)	(0.4)
Net Assets	$77,442,481	100.00%

ADR	-	American Depositary Receipt
LP	-	Limited Partnership
NV	-	Publicly Traded Company
PLC	-	Public Limited Company

(a)	Interest rate shown reflects 1 day yield as of June 30, 2015.

FEDERAL INCOME TAX MATTERS

For the period ended June 30, 2015, the cost of investments on a tax basis, including any adjustment for financial reporting purposes, was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Destra Dividend Total Return Fund	$70,267,093	$10,187,328	$(2,672,680)	$7,514,648

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in     the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the standard requires reporting entities to disclose, i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Fund’s procedures are approved by the Board of Trustees.

The following table represents the Fund’s investments carried on the Portfolio of Investments by caption and by Level within the fair value hierarchy as of June 30, 2015:

Destra Dividend Total Return Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$77,416,720	$-	$-	$77,416,720
Money Market Mutual Funds	365,021	-	-	365,021
Total	$77,781,741	$-	$-	$77,781,741

* Please refer to the Portfolio of Investments to view securities segregated by industry type.

The Fund held no Level 2 or Level 3 securities during the period ended June 30, 2015.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       Destra Investment Trust

By (Signature and Title)*                 /s/ Dominic Martellaro
Dominic Martellaro, Chief Executive Officer
(principal executive officer)

Date                                                     08/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/ Dominic Martellaro
Dominic Martellaro, Chief Executive Officer
(principal executive officer)

Date                                                    08/24/15

By (Signature and Title)*                  /s/ Derek Mullins
Derek Mullins, Chief Financial Officer
(principal financial officer)

Date                                                     08/24/15

* Print the name and title of each signing officer under his or her signature.